                                    COLONIAL

                                 TAX-EXEMPT FUND





                                [BITMAP GRAPHIC]






                                  ANNUAL REPORT

                                NOVEMBER 30, 1996





                            ----------------------------
                            NOT FDIC-  MAY LOSE VALUE
                            INSURED    NO BANK GUARANTEE
                            ----------------------------

                      COLONIAL TAX-EXEMPT FUND HIGHLIGHTS

                      December 1, 1995 - November 30, 1996


INVESTMENT OBJECTIVE: Colonial Tax-Exempt Fund seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds.

THE FUND IS DESIGNED TO OFFER:
      - Potential for high monthly tax-free income and long-term growth
      - Diversification
      - Emphasis on quality

PORTFOLIO MANAGER COMMENTARY: "The Fund's 1996 fiscal year was a volatile one for fixed income investments, as interest rates on long-term U.S. Government Bonds varied from as low as 5.94% to as high as 7.19%. Since September, we have seen some shifts in the economy that would create a more favorable environment for bonds and we have begun to position the Fund to take advantage of these
changes."                                    -- N Bonny Boatman and Robert Waas


                      COLONIAL TAX-EXEMPT FUND PERFORMANCE

                                                       CLASS A         CLASS B

        Inception dates                               11/21/78          5/5/92

        Distributions declared per share*               $0.755          $0.655

        SEC Yields on 11/30/96**                          5.28%           4.79%

        Taxable-equivalent SEC yields***                  8.74%           7.93%

        12-month total returns, assuming reinvestment     4.47%           3.70%
        of all distributions and no sales charge or
        contingent deferred sales charge (CDSC)

        Net asset value per share on 11/30/96           $13.55          $13.55

----------

*    A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM
     TAX.
** THE 30-DAY SEC YIELDS ON NOVEMBER 30, 1996, REFLECT THE PORTFOLIO'S EARNING POWER, NET OF EXPENSES, EXPRESSED AS AN ANNUALIZED PERCENTAGE OF THE MAXIMUM OFFERING PRICE PER SHARE AT THE END OF THE PERIOD.
*** TAXABLE-EQUIVALENT SEC YIELDS ARE BASED ON THE MAXIMUM FEDERAL INCOME TAX RATE OF 39.6%.

The Fund may at times purchase tax-exempt securities at a discount, and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed.

QUALITY BREAKDOWN            MATURITY BREAKDOWN
(as of November 30, 1996)    (as of November 30, 1996)
-------------------------    ------------------------------------------------
AAA ........... 54.0%        0-1 year ........ 0.3%    10-15 years ..... 12.1%
AA ............ 11.0%        1-3 years ....... 0.2%    15-20 years ..... 23.8%
A .............  8.4%        3 -5 years ...... 2.5%    20-25 years ..... 31.6%
BBB ...........  7.6%        5-7 years ....... 0.4%    25 years+ ....... 24.7%
BB ............  0.1%        7-10 years ...... 2.6%    Cash & equiv. ... 1.8%
B .............  0.2%
Non-rated ..... 16.9%
Cash & Equiv ..  1.8%

Quality and maturity breakdowns are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality and maturity breakdowns in the future.

                              PRESIDENT'S MESSAGE

                              TO FUND SHAREHOLDERS

I am pleased to present your Fund's annual report
for the fiscal year ended November 30, 1996. This         [PHOTOGRAPH]
report reflects on the investment environment of the past 12 months and on the performance of your Fund.

While the Federal Reserve Board lowered short-term interest rates early in the period, stronger than expected economic reports in February 1996 brought the Fed's easing trend to a halt. As a result, long-term interest rates were rising during most of the period, having a negative effect on fixed income investments. However, with recent statistics suggesting an easing pace of economic activity and a continued benign inflation outlook, we are hopeful that bond market volatility will be somewhat reduced in the months ahead.

There was some good news for the tax-exempt sector. Low supply and strong retail market support, enabled municipal bonds to outperform Treasury bonds for much of the year. The post-election conditions should promote a period of stability for the tax-exempt market as the flat tax initiative is now a receding memory.

In the domestic stock market, generally favorable conditions prevailed until July, when a price-based correction took place. Since then, the market has rebounded nicely with the Dow Jones Industrial Average setting several new records. Internationally, the Tiger countries of the Pacific Rim continue to offer a good combination of growth and value. In the European markets, short-term interest rates continue to be much lower than long-term rates. We expect these conditions to prevail until we see an increase in economic activity.

Our economic expectations include growth continuing at a slower, but more sustainable rate, and our outlook for 1997 is relatively bright.

The following report will provide you with specific information on your Fund's performance as well as an in-depth discussion with your portfolio manager. As always, we thank you for the opportunity to help you meet your investment goals through the Colonial family of funds.



Respectfully,


/s/ Harold W. Cogger
------------------------
Harold W. Cogger
President
January 10, 1997


Because market conditions change frequently, there can be no assurance that the trends described here will continue, come to pass or affect Fund performance.

                          PORTFOLIO MANAGEMENT REPORT

BONNY BOATMAN AND ROBERT WAAS are portfolio co-managers of Colonial Tax-Exempt Fund. Ms. Boatman is senior vice president of Colonial Management Associates, Inc. and Director of the Municipal Bond Department. Mr. Waas is vice president of Colonial Management Associates, Inc.

Q. HAS YOUR INVESTMENT STRATEGY CHANGED OVER THE PAST 12 MONTHS?

A. Our strategy has changed a couple of times in response to volatile fixed-income market conditions. At the beginning of the year, the Fund was positioned to perform well in a declining interest rate environment. As interest rates reversed direction and began to increase early in the period, we took a more defensive approach, we began to increase the Fund's holdings of shorter effective maturities to reduce the expected price swings in response to interest rate changes. This strategy was maintained for much of the year, until we began to see some shifts in the investment landscape in September, when a series of weaker economic reports created a more favorable climate for fixed income investments. We began to position the Fund to take advantage of these changes by adding to our holdings of zero coupon bonds, which modestly increased the Fund's sensitivity to changes in interest rates.

Q. WHAT FACTORS CONTRIBUTED TO PERFORMANCE DURING THIS PERIOD?

A. The biggest factor during the first half of the year was the sudden, sharp upward move in interest rates that had a negative effect on fixed income inves tments. Our increase in defensive investments had a positive contribution to performance as these securities had good price stability, lower volatility and attractive current income characteristics. During the last quarter of the Fund's fiscal year, we initiated positions in more interest rate sensitive securities such as the Foothills Transportation Corridor zero-coupon bonds. This BBB-rated California tollroad project is experiencing better than expected traffic flows, the bonds enjoy good liquidity and we believe we are being compensated for the risks associated with the project.

Offsetting these positive factors was a sizable investment in two paper recycling projects. These bonds suffered serious declines in value as a result of the commodity nature of recycled pulp, as pulp prices fell to all-time lows. A combination of a reduction in our holdings and lower security prices has resulted in these investments declining to 1.41% of the Fund's net assets. We are hopeful that our remaining holdings may benefit as market conditions improve.

Q. HOW DID THE FUND'S 12 MONTH PERFORMANCE COMPARE TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX?

A. The Fund underperformed the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged index that tracks the performance of the municipal bond market. The total return for the Fund's Class A shares, based on net asset value, was 4.47% while the return on the Index was 5.89%. The Fund underperformed the Index due to the Fund's lower sensitivity to interest rate changes in the last three months of the year, when downward changes in rates were positive contributors to performance.

Q. WHAT IS YOUR OUTLOOK FOR THE TAX-EXEMPT BOND MARKET?

A. While the economy will probably continue to demonstrate a mix of strong and weak quarters, we do see more than anecdotal evidence that the economy is slowing down. Therefore, we anticipate that the interest rate environment could continue to be choppy. However, we believe that the next three to six months will be generally positive for fixed income investments. In addition, with the election year behind us and a balance of Democrats and Republicans in Congress, we believe that political conditions will promote stability in the tax-exempt bond market.

                  COLONIAL TAX-EXEMPT FUND'S PERFORMANCE VS.
                    THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
               Change in Value of $10,000 from 11/30/86 -11/30/96
                     Based on NAV and MOP for Class A Shares


                                  [LINE GRAPH]


A $10,000 investment in Class B shares made on May 5, 1992 at net asset value
(NAV) would have been valued at $13,017 on November 30, 1996. The same investment based on CDSC would have grown to $12,817 on November 30, 1996. The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments, do not incur fees or expenses, and it is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURNS
                    As of 12/31/96 (Most Recent Quarter End)
-------------------------------------------------------------------------------
                                CLASS A SHARES                 CLASS B SHARES
INCEPTION                           11/21/78                       5/5/92
                               NAV            MOP             NAV        W/CDSC
-------------------------------------------------------------------------------
1 YEAR                         2.68%        (2.20)%          1.91%       (2.94)%
-------------------------------------------------------------------------------
5 YEARS                        6.30%         5.27%             --           --
-------------------------------------------------------------------------------
10 YEARS                       6.82%         6.30%             --           --
-------------------------------------------------------------------------------
SINCE INCEPTION                  --            --            5.68%        5.33%
-------------------------------------------------------------------------------

Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV returns do not include sales charges or CDSC. Maximum offering price (MOP) returns include the maximum sales charge of 4.75%. The CDSC returns reflects the maximum charges of 5% for one year and 2% since inception. Past performance cannot predict future results.



           Label            A            B              C
Label  CTEF                MOP          NAV         LEHMAN
----------------------------------------------------------
 1         9/30/85         9525        10000         10000
----------------------------------------------------------
 2                         9708        10192         10088
----------------------------------------------------------
 3                        10477        11000         11110
----------------------------------------------------------
 4                        10449        10970         11041
----------------------------------------------------------
 5                        10894        11437         11635
----------------------------------------------------------
 6                        11248        11809         12037
----------------------------------------------------------
 7                        11531        12106         12328
----------------------------------------------------------
 8                        11189        11747         11993
----------------------------------------------------------
 9                        10940        11485         11695
----------------------------------------------------------
10                        11299        11863         12217
----------------------------------------------------------
11                        11663        12245         12638
----------------------------------------------------------
12                        11957        12553         12882
----------------------------------------------------------
13                        12230        12840         13213
----------------------------------------------------------
14                        12474        13096         13457
----------------------------------------------------------
15                        12569        13196         13547
----------------------------------------------------------
16                        13108        13761         14349
----------------------------------------------------------
17                        13136        13791         14358
----------------------------------------------------------
18                        13482        14154         14909
----------------------------------------------------------
19                        13554        14230         14975
----------------------------------------------------------
20                        13841        14531         15325
----------------------------------------------------------
21                        13903        14596         15334
----------------------------------------------------------
22                        14350        15065         15996
----------------------------------------------------------
23                        14686        15418         16358
----------------------------------------------------------
24                        15005        15753         16706
----------------------------------------------------------
25                        15564        16340         17356
----------------------------------------------------------
26                        16034        16833         17939
----------------------------------------------------------
27                        16112        16916         17993
----------------------------------------------------------
28                        16671        17503         18675
----------------------------------------------------------
29                        17100        17953         19171
----------------------------------------------------------
30                        17359        18225         19520
----------------------------------------------------------
31                        17935        18829         20244
----------------------------------------------------------
32                        18413        19331         20907
----------------------------------------------------------
33                        19011        19959         21613
----------------------------------------------------------
34                        19223        20181         21916
----------------------------------------------------------
35                        18191        19098         20713
----------------------------------------------------------
36                        18271        19182         20943
----------------------------------------------------------
37                        18350        19265         21086
----------------------------------------------------------
38                        18018        18916         20783
----------------------------------------------------------
39                        19415        20383         22253
----------------------------------------------------------
40                        19695        20677         22790
----------------------------------------------------------
41                        20116        21120         23445
----------------------------------------------------------
42                        20946        21991         24180
----------------------------------------------------------


                                      CTEF

  CTEF.XLS          NAV        MOP
-----------------------------------
11/30/86 00:       10000       9525
-----------------------------------
12/31/86 00:    9975.804   9501.953
-----------------------------------
 3/31/87 00:    10226.36   9740.609
-----------------------------------
 6/30/87 00:    9923.274   9451.919
-----------------------------------
 9/30/87 00:     9701.85   9241.012
-----------------------------------
12/31/87 00:    10020.88   9544.891
-----------------------------------
 3/31/88 00:     10343.7   9852.378
-----------------------------------
 6/30/88 00:     10604.2    10100.5
-----------------------------------
 9/30/88 00:    10846.08   10330.89
-----------------------------------
12/31/88 00:       11063   10537.51
-----------------------------------
 3/31/89 00:    11146.73   10617.26
-----------------------------------
 6/30/89 00:    11624,66   11072.49
-----------------------------------
 9/30/89 00:    11649.79   11096.43
-----------------------------------
12/31/89 00:    11956.59   11388.65
-----------------------------------
 3/31/90 00:     12020.8   11449.82
-----------------------------------
 6/30/90 00:    12274.73   11691.68
-----------------------------------
 9/30/90 00:    12330.12   11744.43
-----------------------------------
12/31/90 00:    12726.14   12121.65
-----------------------------------
 3/31/91 00:    13024.18   12405.53
-----------------------------------
 6/30/91 00:    13307.18   12675.09
-----------------------------------
 9/30/91 00:    13802.94    13147.3
-----------------------------------
12/31/91 00:    14219.64   13544.21
-----------------------------------
 3/31/92 00:    14289.28   13610.54
-----------------------------------
 6/30/92 00:    14785.29   14082.99
-----------------------------------
 9/30/92 00:    15165.44   14445.09
-----------------------------------
12/31/92 00:    15395.36   14664.08
-----------------------------------
 3/31/93 00:    15905.89   15150.36
-----------------------------------
 6/30/93 00:    16329.85   15554.18
-----------------------------------
 9/30/93 00:    16860.01   16059.16
-----------------------------------
12/31/93 00:    17047.97   16238.19
-----------------------------------
 3/31/94 00:     16133.1   15366.78
-----------------------------------
 6/30/94 00:    16203.69   15434.02
-----------------------------------
 9/30/94 00:    16273.79   15500.79
-----------------------------------
12/31/94 00:    15979.43   15220.41
-----------------------------------
 3/31/95 00:    17218.02   16400.17
-----------------------------------
 6/30/95 00:    17466.94   16637.26
-----------------------------------
 9/30/95 00:    17840.49   16993.07
-----------------------------------
12/31/95 00:    18798.17   17905.26
-----------------------------------
 3/31/96 00:     18387.9   17514.48
-----------------------------------
 6/30/96 00:    18480.63    17602.8
-----------------------------------
 9/30/96 00:    18875.19   17978.62
-----------------------------------
11/30/96 00:    19406.85  118485.02
-----------------------------------

                                   Sheet 1

Lehman Brothers Municipal Bond Index
------------------------------------
         11/30/86  $10,000
------------------------------------
         12/31/86    9,972
------------------------------------
          3/31/87   10,214
------------------------------------
          6/30/87    9,937
------------------------------------
          9/30/87    9,690
------------------------------------
         12/31/87   10,122
------------------------------------
          3/31/88   10,471
------------------------------------
          6/30/88   10,674
------------------------------------
          9/30/88   10,947
------------------------------------
         12/31/88   11,151
------------------------------------
          3/31/89   11,225
------------------------------------
          6/30/89   11,890
------------------------------------
          9/30/89   11,898
------------------------------------
         12/31/89   12,354
------------------------------------
          3/31/90   12,409
------------------------------------
          6/30/90   12,699
------------------------------------
          9/30/90   12,707
------------------------------------
         12/31/90   13,255
------------------------------------
          3/31/91   13,554
------------------------------------
          6/30/91   13,844
------------------------------------
          9/30/91   14,382
------------------------------------
         12/31/91   14,864
------------------------------------
          3/31/92   14,909
------------------------------------
          6/30/92   15,473
------------------------------------
          9/30/92   15,885
------------------------------------
         12/31/92   16,174
------------------------------------
          3/31/93   16,775
------------------------------------
          6/30/93   17,324
------------------------------------
          9/30/93   17,910
------------------------------------
         12/31/93   18,161
------------------------------------
          3/31/94   17,164
------------------------------------
          6/30/94   17,353
------------------------------------
          9/30/94   17,472
------------------------------------
         12/31/94   17,222
------------------------------------
          3/31/95   18,440
------------------------------------
          6/30/95   18,884
------------------------------------
          9/30/95   19,427
------------------------------------
         12/31/95   20,229
------------------------------------
          3/31/96   19,985
------------------------------------
          6/30/96   20,138
------------------------------------
          9/30/96   20,600
------------------------------------
         11/30/96  $21,214
------------------------------------


                                     Page 1

                              INVESTMENT PORTFOLIO

                        NOVEMBER 30, 1996 (IN THOUSANDS)

MUNICIPAL BONDS - 97.3%                                       PAR             VALUE
-----------------------------------------------------------------------------------
EDUCATION - 8.6%
 EDUCATION - 5.4%
 AL State University Revenue,
  Auburn University,
                               7.000%  06/01/11            $ 1,000         $ 1,108
 AZ State University,
                               6.625%  06/01/09              1,000           1,084
 IL Chicago Board Education:
  Series 1992 A:
                               6.000%  01/01/20              4,000           4,300
                               6.250%  01/01/15              4,400           4,840
 IN Purdue University,
  Student Fee, Series B,
                               6.700%  07/01/15              1,100           1,221
 MA Health and Educational Facilities Authority:
  Amherst College, Series E,
                               6.750%  11/01/15              1,000           1,095
  Berklee College of Music, Series C,
                               6.875%  10/01/21              4,380           4,807
 MA State College Building Authority Project,
  Series A,
                               7.500%  05/01/11              1,500           1,856
 NY State Dormitory Authority:
  City University System:
     Series 1990-C:
                               7.000%  07/01/14              2,050           2,278
                               7.500%  07/01/10             19,875          23,502
     Series 1993 A,
                               6.000%  07/01/20             21,850          22,669
     Series F,
                               5.000%  07/01/14              9,700           8,876
     Series 1993 F,
                               5.500%  07/01/12              5,000           4,887
  State University of New York:
     Series A,
                               5.875%  05/15/17             33,240          33,863
     Series B,
                               5.000%  05/15/18             22,020          19,956
     Series 1990 A,
                               7.500%  05/15/13              8,000           9,540
     Series 1990 B,
                               7.000%  05/15/16              1,000           1,069
                               -----   -- -- --              -----           -----





                     Investment Portfolio/November 30, 1996
----------------------------------------------------------------------------------

  Series 1993 A,
                               5.500%  05/15/13            $ 9,000        $  8,854
                               6.000%  07/01/20              6,140           6,662
 OR State Health Sciences University,
  Series 1995 A,
                               (a)     07/01/21             30,000           7,687
 TX University of Texas,
  Series 1996,
                               4.600%  07/01/08              5,660           5,434
                                                                          --------
                                                                           175,588
                                                                          ---------
 SCHOOL DISTRICT GENERAL OBLIGATION - 3.1%
 AZ Apache County School District
  Number 010 Round Valley Project of 1987, Series 1990 C:
                               9.875%  07/01/05              1,500           1,665
                              10.800%  07/01/97                800             828
                              10.800%  07/01/98              1,000           1,091
                              10.800%  07/01/99              1,000           1,139
 CA Clovis Unified School District,
  Series 1996 D,
                         (a)           08/01/10              7,000           3,377
 CO Douglas County School District
  No. RE-1, Series 1996,
                               7.000%  12/15/12              6,000           7,170
 FL State Board of Education:
  Series 1992 A,
                               6.400%  06/01/19             11,000          11,784
  Series 1993 D:
                               5.125%  06/01/22             14,500          13,721
                               5.200%  06/01/23             10,140           9,557
 IL Chicago Board of Education,
  Series 1996:
                               6.250%  12/01/11              2,830           3,124
                               6.250%  12/01/12              1,500           1,656
 TX Conroe Independent School District,
  Lot B:
                               5.000%  02/01/10              6,435           6,306
                               5.000%  02/01/11              6,765           6,562
 TX Hurst Euless Bedford
  Independent School District:
  Series 1994,
                               6.500%  08/15/24              6,355           6,871
  Series 1996,
                               5.250%  08/15/24             26,085          25,335
                                                                          --------
                                                                           100,186
                                                                          --------

                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                       PAR             VALUE
-----------------------------------------------------------------------------------
EDUCATION - CONT.
 STUDENT LOAN - 0.1%
 LA State Public Facility Authority,
  Series A,
                               6.750%  09/01/06            $ 2,000         $ 2,130
 VT State Student Assistance Financing
  Program, Series B,
                               6.700%  12/15/12              2,000           2,140
                                                                            ------
                                                                             4,270
                                                                            ------
----------------------------------------------------------------------------------

HEALTH - 14.1%
 HOSPITALS - 7.8%
 AL Alabama Special Care Facilities Authority,
  Montgomery Healthcare, Series 1989,
                              11.000%  10/01/19             15,655          15,968
 CA State Health Facilities Financing
  Authority,
  Kaiser Permanente, Series 1989 A,
                               7.000%  10/01/18              6,250           6,695
 CA Statewide Communities Development
  Authority,
  Cedars-Sinai Medical Center, Series 1993,
                               5.400%  11/01/15             12,500          11,813
 CT State Health & Educational
  Facilities Authority,
  New Britain Hospital, Series 1991 A,
                               7.750%  07/01/22                905             979
 DE State Economic Development Authority,
  Riverside Hospital,
  Series 1992 A,
                               9.500%  01/01/22              1,155           1,526
 FL Orange County Health Facilities Authority,
  Orlando Regional Healthcare System,
  Series 1996 A,
                               6.250%  10/01/16              4,000           4,420
 FL St. Petersburg Health Facilities
  Authority, Allegany Health System,
  St. Joseph's Hospital, Inc., Series 1985 A,
                               7.000%  12/01/15              2,000           2,223
 GA Clayton Hospital Authority,
  The Woodlands Foundation Incorporated,
  Series 1991 A,
                               9.750%  05/01/21              6,680           5,678
 IL Health Facilities Authority:
  Edgewater Medical Center,
  Series A,
                               9.250%  07/01/24              8,435           9,300


                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------

  RIB (variable rate), Series 1992 B,
                               9.943%  05/01/21            $ 4,800         $ 5,664
 IL Naperville Economic Development,
  Series 81,
                              13.000%  08/01/08              5,462           5,803
 MA State Health & Educational
  Facilities Authority,
  Lowell General Hospital, Series 1991 A,
                               8.400%  06/01/11              2,500           2,769
 ME State Health & Higher Educational
  Facilities Authority,
  Maine Medical Center, Series C,
                               5.000%  11/15/13             16,500          15,386
 MO Hannibal Industrial Development,
  Medical Systems of Northeast Missouri,
  Series 1992,
                               9.500%  03/01/22              4,250           5,350
 MS Hospital Equipment & Facilities
  Authority, Pooled Loan Program,
                               7.500%  08/01/16             18,900          20,010
 MT State Health Facility Authority,
  Hospital Facilities, Series 1994,
   RIB (variable rate),
                               6.699%  02/15/25              6,000           5,490
 NC Charlotte-Mecklenburg Hospital
  Authority, Series 1996 A,
                               5.750%  01/15/21              6,400           6,432
 NJ Health Care Facilities Financing
  Authority, Raritan Bay Medical Center,
                               7.250%  07/01/14              4,300           4,558
 NV Reno Hospital, St. Mary's Regional
  Medical Center, Series 1991 A,
                               6.700%  07/01/21              1,700           1,836
 OK Oklahoma City Industrial & Cultural
  Facilities Trust,
  Hillcrest Health Center,
                               6.400%  08/01/14              4,320           4,379
 PA Westmoreland County Redevelopment
  Authority, First Mortgage, Harmon
  House, Series A,
                         (a)           08/15/28             37,300           3,264
 TN Chattanooga Health Education
  and Housing Facilities Board,
  North Park Hospital Project, Series 1993,
                               8.500%  02/01/23             42,380          44,340

                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                     PAR              VALUE
-----------------------------------------------------------------------------------
HEALTH - CONT.
 HOSPITALS - CONT.
 TN Metropolitan Government, Nashville
  & Davidson Counties:
   Meharry Medical College,
                               6.875%  12/01/24            $29,750        $ 34,659
   Volunteer Healthcare Systems,
    Series 1988-A,
                              10.750%  06/01/18 (b)         18,880           5,664
 TX Tarrant County Health Facilities
  Development Corp., Community
  Health Care Foundation, Inc.,                 (b)(c)
                              10.125%  04/01/21              9,200           3,220
 VA Dickenson County Industrial
  Development Authority, Volunteer
  Healthcare Systems, Inc., Series 1988 A
                              10.750%  06/01/18 (b)          2,500             750
 VA Norfolk Industrial Development
  Authority,
  Sentara Hospital, Series A,
                               6.500%  11/01/13              2,500           2,687
 VA Southampton County Industrial
  Authority, Medical Facility of
  America XLIII Project, Series 1986,
                               8.375%  12/15/26              3,000           3,118
 VT Educational & Health Buildings
  Financing Agency,
  Springfield Hospital, Series A,
                               7.750%  01/01/13              1,975           2,160
 WA Washington State Health Care
  Facility:
   Grays Harbor Community Hospital,
    Series 1993:
                               7.200%  07/01/03              1,050           1,168
                               8.025%  07/01/20              6,380           7,297
    Tacoma Multicare Medical Center,
                               7.875%  08/15/11              5,000           5,356
 WI State Health & Educational
  Facilities Authority, St. Luke's
  Medical Center Project, Series 1991,
                               7.100%  08/15/19              2,550           2,805
                                                                          --------
                                                                           252,767
                                                                          --------

                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
 INTERMEDIATE CARE FACILITIES  - 0.7%
 IL Champaign,
  Hoosier Care Inc.,
  Series 1989 A,
                               9.750%  08/01/19            $ 1,465         $ 1,560
 IN Wabash First Mortgage, Hoosier
  Care, Incorporated, Series 1989 A,
                               9.750%  08/01/19              5,835           6,214
 MA State Health & Educational
  Facilities Authority,
  Corporation for Independent Living,
                               8.100%  07/01/18              1,290           1,303
 NY State Medical Care Facilities
  Finance Agency, Mental Health Services
  Facilities, Series 1993 F,
                               5.250%  02/15/19              5,000           4,781
 TN Shelby County, Health, Education,
  & Housing Facilities Board, Open Arms
  Development Center:
      Series 1992 A,
                               9.750%  08/01/19              4,245           4,914
      Series 1992 C,
                               9.750%  08/01/19              4,240           4,908
                                                                           -------
                                                                            23,680
                                                                           -------

 NURSING HOMES - 5.6%
 CA San Diego Industrial Development,
                               8.750%  12/01/16              5,400           5,859
 CO Health Facility,
  American Housing Foundation I,
  Series 1990,
                              10.250%  12/01/20              2,500           2,500
 DE State Economic Development Authority,
  Churchman Village Project,
  Series A,
                              10.000%  03/01/21              7,245           8,540
 DE Sussex County, Healthcare Facility,
  Delaware Health Corporation, Series
  1994 A,
                               7.600%  01/01/24             14,230          14,177
 FL Collier County Industrial
  Development Authority,
  Beverly Enterprises, Inc., Series 1991,
                              10.750%  03/01/03              1,060           1,223


            Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR              VALUE
-----------------------------------------------------------------------------------
HEALTH - CONT.
 NURSING HOMES - CONT.
 FL Flagler County Industrial
  Development Authority,
  South Florida Properties, Series 1988,
                              10.500%  12/01/18            $ 8,925         $ 9,025
 FL Gadsden County Industrial
  Development Authority,
  Florida Properties, Inc., Series 1988 A,
                              10.450%  10/01/18              6,065           6,247
 FL Palm Beach County:
  Beverly Enterprises-Florida, Inc.,
  Series 1984,
                              10.000%  06/01/11              2,735           3,039
  Hillcrest Manor Project,
                              10.250%  12/01/16              3,145           3,282
 FL Volusia County Industrial
  Development Authority, Beverly
  Enterprises-Florida, Inc., Series 1987,
                               9.800%  12/01/07                840             862
 IA Marion, Kentucky Iowa
  Kentucky Iowa Corporation Project,
                              10.250%  01/01/20                990           1,025
 IN Gary Industrial Economic Development,
  West Side Health Care Center,
  Series 1987 A,
                              11.500%  10/01/17              1,985           1,985
 MA Boston, St. Joseph Nursing
  Care Center, Inc., Series 1990,
                              10.000%  01/(d)20                310             340
 MA State Industrial Finance Agency:
  American Health Foundation Inc.,
  Series 1989,
                              10.125%  03/01/19              3,220           3,393
  Belmont Home Care Project:
    Series A,
                               7.970%  01/01/99                290             296
    Series 1995 A,
                               9.270%  01/01/25             10,405          11,120
  GF/Massachusetts Inc.,
   Series 1994,
                               8.300%  07/01/23             12,870          12,870
  Seacoast Nursing Home,
  Series 1991,
                               9.625%  12/01/21              4,945           5,458

                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
 MO St. Louis County Industrial
  Development Authority, Nursing
  Home, Cardinal Carberry Health
  Center, Series 1991,
                               7.125%  03/20/23            $ 2,000         $ 2,165
 NM Albuquerque Industrial Development
  Authority, Manor Nursing Home,
                              12.000%  05/15/14              3,153           3,606
 OH Ashtabula County,
  First Mortgage,
  Vilage Square Nursing Center, Inc., 1985,
                              12.000%  12/01/15              1,255           1,305
 OH Franklin County,
  Columbus West Health Care Co.,
  Series 1986,
                              10.000%  09/01/16              3,015           2,864
 OH Lucas County,
  Gericare, Inc., Series 1988 B,
                              10.500%  06/01/18              2,995           3,017
 OH Montgomery County,
  Grafton Oaks Limited Partners,
  Series 1986,
                               9.750%  12/01/16                695             660
 OH Trumbull County,
                              12.000%  12/01/15              2,185           2,263
 OH Washington County Industrial
  Development, Marie Antoinette Care
  Center, Series 1983,
                               6.867%  12/01/13              5,370           4,914
 PA Cambria County Industrial
  Development Authority,
  Beverly Enterprises,
                              10.000%  06/18/12              1,900           2,394
 PA Chester County Industrial Development,
  Pennsylvania Nursing Home, Inc.,
  Series 1989,
                              10.125%  05/01/19             10,611          11,035
 PA Delaware County Authority,
  Main Line and Haverford Nursing,
  Series 1992,
                               9.000%  08/01/22              9,420          10,291
 PA Lackawanna County Industrial Authority,
  Greenridge Nursing Center,
                              10.500%  12/01/10              1,890           2,072


                     Investment Portfolio/November 30, 1996

MUNICIPAL BONDS - CONT.                                      PAR              VALUE
-----------------------------------------------------------------------------------
HEALTH - CONT.
 NURSING HOMES - CONT.
 PA Luzerne County Industrial
  Development Authority:
   Beverly Enterprises,
   Pennsylvania, Series 1983,
                              10.125%  11/01/08            $   835        $    923
   Millville Nursing Center,
                              10.500%  12/01/12              3,780           3,591
 PA Montgomery County Higher Education
  & Health Authority,
  Roslyn-Hatboro, Inc. Project,
                               9.000%  11/15/22             12,340          12,371
 PA Philadelphia Authority For
  Industrial Development:
   First Mortgage, The Care Pavillion,
    Series 1988,
                              10.250%  02/01/18              5,950           6,073
   RHA/Philadelphia Project,
                              10.250%  11/01/18              9,345           9,660
 PA Warren County Housing Finance
  Corporation, Allegheny Manor,
                               7.500%  02/01/21              1,385           1,427
 PA Washington County Industrial
  Development Authority, Central
  States, Series 1989,
                              10.250%  11/01/19              3,355           3,334
 PA Wilkins Area Industrial Development
  Authority, Oakmont Nursing Center,
  Series 1984,
                              10.000%  07/01/11              1,100           1,246
 TN Metropolitan Government, Nashville
  & Davidson Counties Health &
  Education Facilities, Central States,
   Series 1989,
                              10.250%  11/01/19                770             765
 TN Sumner County, Health, Education,
  & Housing Facilities Board,
   Gallatin Health Care, Series 1986:
                               9.750%  12/(b)03                160             112
                               9.750%  12/(b)04                175             123
                               9.750%  12/(b)05                225             158
                               9.750%  12/(b)06                220             154
                              10.250%  12/(b)16              2,400           1,680


                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
 TX Whitehouse Health Facilities
  Development Corporation, Oak Brook
  Health Care Center, Series 1989,
                              10.000%  12/01/19            $ 1,795        $  1,847
 VA Beach Development Authority,
  Beverly Enterprises, Series 1985,
                              10.000%  04/01/10                 935          1,037
                                                                          --------
                                                                           182,328
                                                                          --------
----------------------------------------------------------------------------------
HOUSING - 13.1%
ASSISTED LIVING/SENIOR - 0.8%
IL State Development
 Finance Authority,
  Care Institute, Inc.,
                               8.250%  06/01/25             10,000          10,413
 MN Roseville, Care Institute, Inc.,
  Series 1993,
                               7.750%  11/01/23              2,975           2,804
 MS Lamar County Wesley Manor II:
                               8.750%  08/01/20              1,000           1,039
                               8.750%  02/01/29              1,610           1,673
 PA Montgomery County Industrial
  Development Authority, Assisted
  Living Facility, Series 1993 A,
                               8.250%  05/01/23              1,470           1,518
 TX Bell County Health Facilities
  Development Corp., Care
  Institutions, Inc.,
                               9.000%  11/01/24              7,585           8,239
                                                                           -------
                                                                            25,686
                                                                           -------
 MULTI-FAMILY - 5.6%
 AZ Maricopa County Industrial
  Development Authority,
  Advantage Point, Series 1996 A,
                               6.625%  07/01/26              2,750           2,788
 AZ Mohave County Industrial Devlopment
  Authority, Multi-family, Kingman
  Station Apartments,
                               8.125%  10/01/26              2,850           3,024
 AZ Phoenix Industrial Development
  Authority, Chris Ridge Village
  Project, Series 1992:
                               6.750%  11/01/12                650             678
                               6.800%  11/01/25              4,250           4,409
 CO Health Facility, Birchwood
  Manor, Series 1991 A,
                               7.625%  04/01/26              1,835           1,904



                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR              VALUE
-----------------------------------------------------------------------------------
HOUSING - CONT.
 MULTI-FAMILY - CONT.
 DE Quaker Hill Housing Corp.,
  Quaker Hill Apartments,
   Series A,
                               7.550%  08/01/21            $ 6,225         $ 6,669
 FL Clearwater Housing Authority,
  Hampton Apartments,
  Series 1994,
                               8.250%  05/01/24              3,475           3,670
 FL Hialeah Housing Authority,
  Series 1991,
                               9.500%  11/01/21             10,600          10,070
 FL State Housing Finance Agency,
  Windsong Apartments,
  Series 1993 C,
                               9.250%  01/01/19              1,230           1,242
 GA Augusta Housing Authority Mortgage,
  Mountain Ridge Holdings II,
  Series A,
                               8.960%  09/(b)24              3,620           2,353
 GA Savannah Housing Authority,
  Plantation Oaks Apartments
  Project, Series 1986,
                               9.625%  02/01/27              2,905           3,090
 IL Carbondale,
  Mill Street Apartments,
  Series 1979,
                               7.375%  09/01/20                842             862
 IL Charleston Non-Profit Corp.,
  Cougills Manor Project,
                               6.875%  07/01/20              1,778           1,796
 IL Chicago,
  Jeffery Apartments,
  Series 1987,
                               8.125%  08/01/30              2,385           2,459
 IL East Moline Housing Finance Corp.,
  Deerfield Woods Apartments,
                               7.500%  08/(e)21              2,384           2,459
 IL Housing Development Authority,
  Series 1990 A,
                               8.000%  06/01/26                680             711
 IL Rockford:
                               8.700%  08/20/07                635             650
                               8.700%  08/20/26              4,455           4,561

                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
 LA Jefferson Housing Development,
  Corporation Multiple Family,
  Concordia Project, Series A,
                               7.700%  08/01/22             $2,570          $2,760
 LA New Orleans Housing Development
  Corp., Multi-family Housing  Mortgage,
   Southwood Patio, Series 1990-A,
                               7.700%  02/01/22              2,375           2,485
 MA State Housing Finance Agency,
  Series 1988 A,
                               8.400%  08/01/21                740             780
 MN Washington County Housing &
  Redevelopment Authority,
  Cottages of Aspen, Series 1992,
                               9.250%  06/01/22              1,945           2,105
 MN White Bear Lake,
  Birch Lake Townhomes Project:
  Series 1989 A,
                               9.750%  07/15/19              2,185           2,199
  Series 1989 B,
                         (f)           07/15/19                291             503
 MO St. Louis Area Housing Finance
  Corp., Wellington Arms III,
  Series 1979,
                               7.500%  01/01/21              2,046           2,070
 MS Biloxi Urban Renewal,
  Biloxi Apartments Project,
  Series 1985:
                               9.500%  12/01/05              1,185           1,234
                               9.500%  12/01/10              1,235           1,287
                               9.500%  12/01/15              1,970           2,054
 NC Eastern Carolina Regional Housing
  Authority, New River
  Apartments-Jacksonville, Series 1994,
                               8.250%  09/01/14              2,845           2,881
 NE Omaha Housing Development
  Corporation, Mortgage Notes, North
  Omaha Homes,
                               7.375%  03/01/21              1,395           1,434
 NJ State Housing & Mortgage Finance
  Agency,
                               6.950%  11/01/13              5,090           5,370
 NY Nyack Housing Assistance Corp.,
  Nyack Plaza Apartments,
                               7.375%  06/(e)21              2,964           2,997

                     Investment Portfolio/November 30, 1996
MUNICIPAL BONDS - CONT.                                     PAR              VALUE
-----------------------------------------------------------------------------------
HOUSING - CONT.
 MULTI-FAMILY - CONT.
 NY State Housing Finance Agency,
  Series 1996 A,
                               6.100%  11/01/15            $ 8,900         $ 9,211
 Pass Through Certificates, Series
  1993 A,
                               8.500%  12/(e)16             61,712          63,332
 TN Knoxville Community Development,
  Maple Oak Apartment Project,
   Series 1992,
                               6.375%  10/15/08              2,510           2,601
 TX Galveston Pass Health Facilities
  Center, Pass Through Certificates,
                               8.000%  08/01/23              1,850           1,919
 TX Laredo Housing Development Corp.,
  Number 1,
                               7.375%  03/(e)21              2,095           2,114
 UT Salt Lake City Housing Authority,
  Hartland Apartments Project,
  Series 1987 A,
                               8.875%  12/20/27              7,720           7,961
 VA Alexandria Redevelopment
  & Housing Authority, Courthouse
  Commons Apartments:
    Series 1990 A,
                              10.000%  01/01/21                760             768
    Series 1990 B,
                         (f)     01/01/21                      965           1,771
 VA Norfolk Redevelopment & Housing
  Authority, Multifamily Housing,
  Dockside, Series 1991 A:
                               7.300%  12/01/16              1,315           1,389
                               7.375%  12/01/28              1,940           2,052
 WA Washington Housing Development
  Corp.,Parkview Apartments
  Project,
                               7.500%  04/01/21              1,678           1,729
 WA Washington State Housing Finance
  Commission, Multifamily Housing,
  Series 1988 A,
                               7.900%  07/01/30              1,455           1,508
 WI Milwaukee Housing Authority
  Mortgage, Windsor Court Project,
  Series 1986,
                               8.700%  08/21/21              1,985           2,051

                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
 WY Rock Springs Housing Finance
  Corporation, Bicentennial
  Association II,
                               7.500%  05/01/20            $ 1,141        $  1,174
                                                                          --------
                                                                           183,134
                                                                          --------
SINGLE-FAMILY - 6.7%
 AK State Housing Finance Corp.:
  First Series 1991,
                               7.800%  12/01/30              2,200           2,274
  Series 1992 A,
                               6.600%  12/01/23             11,750          13,072
 AL State Housing Finance Authority,
  Series 1990 C,
                               7.550%  04/01/16                655             690
 CA State Housing Finance Authority,
  Series 1984 B,
                         (a)           08/01/16                325              36
 CO El Paso County Home Mortgage:
  Series 1987 C,
                               8.300%  09/20/18              1,995           2,244
  Series 1987 D,
                               8.150%  09/20/14                856             949
  Series 1988 A,
                               8.375%  03/25/19              1,969           2,232
 CO Housing Finance Authority:
  Series C 1,
                               7.650%  12/01/25              4,920           5,560
  Series D 1,
                               7.375%  06/01/26              5,000           5,575
  Series A,
                               7.150%  11/01/14                805             857
  Series 1991 A,
                               7.500%  05/01/29              4,745           4,982
  Series 1996 A,
                               7.400%  11/01/27              5,500           6,153
  Series 1996 B 1,
                               7.650%  11/01/26              2,750           3,101
 CT State Housing Finance Authority,
  Housing Mortgage Finance Program,
  Series B 1, Sub B 1,
                               7.550%  11/15/08                 10              10
 FL Brevard County,
  Housing Finance Authority,
   Series 1985,
                         (a)           04/01/17              5,645             713

                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR              VALUE
-----------------------------------------------------------------------------------
HOUSING - CONT.
 SINGLE-FAMILY - CONT.
 FL Lee County Housing Finance Authority,
  Series 1996 A 1,
                               7.350%  03/01/27             $6,680         $ 7,381
 GA Atlanta, Urban Residential
  Finance Authority, Series 1988,
                               8.250%  10/01/21              1,135           1,152
 IA Finance Authority Single Family:
  Series A,
                               7.250%  07/01/16              1,015           1,073
  Series 1992 B,
                               6.950%  07/01/24              9,915          10,460
 IL Chicago, Series 1996 B,
                               7.625%  09/01/27              4,250           4,776
 IL Rockford,
                               9.250%  02/01/00                890             913
 IL State Housing Development
  Authority:
  Series B,
                               7.250%  08/01/17              1,290           1,358
  Series C,
                               7.500%  08/01/17                220             230
 IN State Housing Finance Authority:
  GNMA Collateral Mortgage Program:
    Series A 1,
                               7.850%  07/01/16                135             143
    Series B 1,
                               7.600%  01/01/16              1,015           1,070
  Single Family Housing,
  Series 1987 C,
                               9.125%  07/01/18              2,910           3,027
 KY Lousiville Residential,
  Series 1984,
                         (a)           07/01/16                600              68
 LA Calcasieu Parish:
  Series 1987 A,
                               8.125%  12/01/12              1,279           1,297
  Series 1988 B,
                               8.250%  06/01/12              3,171           3,243
 LA Housing Financing Agency,
  Series 1988,
                               8.300%  11/01/20              2,430           2,521
 LA Jefferson Parish Home Mortgage,
  Authority Single Family,
  Series 1988 A,
                               8.300%  04/01/20              2,220           2,331


                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
 MA State Housing Finance Agency:
  Series 21,
                               7.125%  06/01/25             $6,000         $ 6,398
  Series 1987 A,
                               9.000%  12/01/18              1,595           1,651
  Series 1988 B,
                               8.100%  08/01/23                840             883
 MD State Community Development
  Administration, Department of Housing
  and Community Development Program:
    1st Series,
                               7.300%  04/01/17                450             474
    3rd Series,
                               7.250%  04/01/27                960           1,004
 MN State Housing Finance Agency,
  Series 1988 D,
                               8.250%  08/01/20              1,950           1,966
 MN State Housing Finance Agency,
  Single Family Mortgage, Series C,
                               7.100%  07/01/11                675             717
 MO State Housing Development Commission:
  Homeownership Loan Program,
    Series 1996 A,
                               7.200%  09/01/26              7,795           8,565
    Series C:
                               6.900%  07/01/18                845             885
                               7.250%  09/01/26              4,590           5,112
    Series 1996 B,
                               7.550%  09/01/27              9,160          10,110
 NE Investment Finance Authority,
  Single Familty Mortgage,
  RIB (variable rate):
    Series 1990 B,
                              11.267%  03/15/22              7,000           7,735
    Series 1990 2,
                              11.551%  09/10/30              3,500           3,916
 NH State Housing Finance Authority,
  Single Family Resources Mortgage,
  Series 1989 B,
                               7.700%  07/01/29              2,450           2,588
 NY State Mortgage Agency,
  Home Owner Mortgage:
  Series BB 2,
                               7.950%  10/01/15              1,395           1,440
  Series HH-2,
                               7.850%  04/01/22              1,500           1,581

                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR              VALUE
-----------------------------------------------------------------------------------
HOUSING - CONT.
 SINGLE-FAMILY - CONT.
 OH State Housing Finance Agency:
  Series A2, RIB (variable rate),
                               9.909%  03/24/31             $6,300          $6,749
  Series 1988 C,
                               8.125%  03/01/20                845             888
 PA State Housing Finance Authority,
  Series 39B,
                               6.750%  04/01/16              5,700           6,014
 SC State Housing Authority,
  Homeownership Mortgage,
   Series 1988 A,
                               8.500%  07/01/08              2,000           2,070
 TX Bexar County Housing Finance Corp.,
  GNMA Collateralized Mortgage,
  Series 1989 A,
                               8.200%  04/01/22              3,765           3,986
 TX Corpus Christi Housing Finance Corp.,
  Single Family Mortgage,
  Lomas and Nettleton, Series C
                              10.000%  10/01/07                740             757
 TX Harris County Housing Finance
  Corp.,  Single Family,
  Series 1987,
                               8.875%  12/01/17              2,355           2,434
 TX Lubbock Housing Finance Corp.,
  Single Family Series:
  Series 1988 C,
                               8.375%  12/01/20              5,460           5,562
  Series 1988 D,
                               8.375%  12/01/20              1,005           1,028
 TX State Department Housing &
  Community Affairs, Collateralized
  Home Mortgage, Series 1992 B2,
   RIB (variable rate),
                               9.866%  06/18/23              9,000          10,001
 TX State Housing Agency Mortgage,
  Single Family, Series A,
                               7.150%  09/01/12                655             695
 UT State Housing Finance Agency,
  Single Family Mortgage:
  Senior A-1,
                               6.900%  07/01/12                875             923
  Senior Issue B-1,
                               7.500%  07/01/16                140             148

                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
  Senior Issue B-2:
                               7.000%  07/01/16            $   350        $    367
                               7.700%  07/01/15                 25              26
  Series 1990 C2,
                               7.950%  07/01/10                290             308
  Senior Issue D 2,
                               7.250%  07/01/11                410             436
  Series E 1,
                               6.950%  07/01/11              1,530           1,614
  Senior Series F 1,
                               7.400%  07/01/09                355             366
 VA State Housing Authority
  Commonwealth Mortgage:
  Series A,
                               7.100%  01/01/17              1,000           1,050
  Series B, Sub Series B-4,
                               6.850%  07/01/17              5,180           5,387
  Series 1988 C, Subseries C 1,
                               7.800%  01/01/38                465             485
 VT Housing Finance Agency, Home
  Mortgage Purchase, Series 1989 A,
                               7.850%  12/01/29              3,920           4,101
 WI State Housing & Economic
  Development Authority,
  Series A,
                               7.000%  09/01/09                985           1,048
 WV State Housing Development Fund,
  Series 1992 B,
                               7.200%  11/01/20             10,000          10,588
 WY Community Development Authority,
  Single Family Mortgage:
   Series 1987 A,
                               7.875%  06/01/18              1,980           2,064
   Series 1988 G,
                               7.250%  06/01/21              4,500           4,821
                                                                          --------
                                                                           218,432
                                                                          --------
----------------------------------------------------------------------------------
OTHER - 10.9%
 PUBLIC FACILITIES IMPROVEMENT - 1.4%
 AK State Industrial Development
   Authority, Series 1986:
                               8.625%  04/01/02              2,510           2,595
                               8.750%  04/01/07              2,905           3,005
 FL Tampa Capital Improvement Program,
  RaboBank, Series B,
                               8.375%  10/01/18             10,000          10,612

                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                    PAR            VALUE
-----------------------------------------------------------------------------------
OTHER - CONT.
 PUBLIC FACILITIES IMPROVEMENT - CONT.
 NY State Dormitory Authority,
  Judicial Facilities,
  Series 1991 A,
                               9.500%  04/15/14            $ 9,000         $10,539
 PR Commonwealth of Puerto Rico,
  Infrastructure Finance Authority,
  Series 1988 A,
                               7.900%  07/01/07              2,500           2,672
 SC Charleston County,
  Charleston Public Facilities Corp.,
  Series 1995:
                               6.000%  12/01/07              3,110           3,363
                               6.000%  12/01/08              3,295           3,538
                               6.000%  12/01/09              3,495           3,726
                               6.000%  12/01/10              3,710           3,928
                                                                           -------
                                                                            43,978
                                                                           -------

 PUBLIC INFRASTRUCTURE - 2.0%
 CA Los Angeles County Public Works
  Financing Authority,
  Multiple Facilities Project IV,
                               4.750%  12/01/13             10,000           9,138
 CA San Diego County,
  Series 1993,
                               5.625%  09/01/12             13,000          13,325
 PA Philadelphia Municipal Authority,
  Series B,
                               6.400%  11/15/16             40,260          42,625
                                                                           -------
                                                                            65,088
                                                                           -------

 REFUNDED/ESCROW/SPECIAL OBLIGATION (g) - 7.5%
 AZ Pima County Industrial Development
  Authority,
                               8.200%  09/01/21             12,370          16,267
 CA Perris Community Facilities District,
  Series 2-90,
                               8.750%  10/01/21              6,165           8,685
 CA Pomona, Series A,
                               7.600%  05/01/23             10,000          12,800
 CA Riverside County,
                               8.300%  11/01/12             10,000          13,038
 CO Mesa County,
                               (a)     12/01/11              5,905           2,547


                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
 DC District Columbia Hospital,
  Washington Hospital Center Corp.,
  Series 1990 A:
                               8.750%  01/01/15            $10,000         $11,675
                               9.000%  01/01/08              1,690           1,992
 DE Wilmington, Riverside Hospital,
  Series 1988 A,
                              10.000%  10/01/03                300             333
 GA State Municipal Electric Authority,
  Series O,
                               8.125%  01/01/17             10,000          10,572
 IL Chicago Public Building Commission,
  Series 1990 A,
                               7.125%  01/01/15              4,010           4,321
 IL Health Facility Authority,
  United Medical Center-Formerly,
  Series 1991:
                               8.125%  07/01/06              2,985           3,343
                               8.375%  07/01/12              1,500           1,813
 IN Indianapolis Local Public
  Improvement Bond Bank,
  United Airlines Maintenance
  Facility,
                               6.700%  01/01/17              4,000           4,470
 IN St. Joseph County Hospital Authority,
  South Bend Memorial Hospital,
                               9.400%  06/01/10              3,190           4,075
 IN State University,
  Student Fee,
                               7.000%  08/01/09              2,680           2,925
 KY State Turnpike Authority,
                               7.250%  05/15/10              1,500           1,663
 KY Trimble County,
  Louisville Gas & Electric Co.,
  Series B,
                               6.550%  11/01/20                130             144
 LA State Public Facilities Authority,
  Tulane University,
                               6.625%  11/15/21                455             512
 MA Bay Transportation Authority,
  General Transportation System:
  Series A,
                               7.000%  03/01/11              1,000           1,120
  Series 1990 B,
                               7.800%  03/01/10              3,300           3,783


                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                    PAR             VALUE
-----------------------------------------------------------------------------------
OTHER - CONT.
 REFUNDED/ESCROW/SPECIAL OBLIGATION (G) - CONT.
 MA Boston,
  Boston City Hospital Facilities,
  Series 1990 A,
                               7.625%  02/15/21            $12,000         $13,605
 MA General Obligation Bonds:
  Series 1989 C,
                               7.000%  06/01/04              6,500           7,069
  Series 1991 A,
                               7.625%  06/01/08              5,000           5,756
 MA State Consolidated Loan,
  Series C,
                               7.000%  08/01/12              2,000           2,255
 MA State Industrial Finance Agency,
  Mary Ann Morse Nursing Home, Inc.,
  Series 1991 I,
                              10.000%  01/01/21              1,715           2,109
 MA State Water Resources Authority,
  Series 1990 A,
                               7.625%  04/01/14              2,000           2,245
 MI Detroit,
  Series 1990 A,
                               8.700%  04/01/10             10,000          11,537
 NC Lincoln County,
  Lincoln County Hospital,
                               9.000%  05/01/07                505             605
 NV State, Prerefunded,
  Series A,
                               6.800%  07/01/12              2,440           2,733
 NV State,
  Series A,
                               6.800%  07/01/12                 60              66
 NY New York City General Obligation,
  Series 1991 D,
                               8.000%  08/01/18              5,085           5,924
 NY State Dormitory Authority, State
  University of New York, Series
  1989 B,
                               7.250%  05/15/15                425             473
 NY State Power Authority,
  Series V,
                               8.000%  01/01/17                400             425
 NY State Urban Development
  Corp., State Facilities, Series 1991,
                               7.500%  04/01/20              4,950           5,649


                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
 NY Suffolk County Water Authority,
                               7.375%  06/01/12            $   180         $   194
 NY Triborough Bridge & Tunnel
  Authority, Series T,
                               7.000%  01/01/11                750             837
 PA Convention Center Authority, Series
  1989 A,
                               6.000%  09/01/19              5,000           5,344
 PA State Industrial Development
  Authority, Economic Development,
  Series A,
                               7.000%  01/01/11              5,595           6,280
 PA State University,
                               6.750%  07/01/09                750             811
 PA Westmoreland County Municipal
  Authority, Special Obligation, Series 1985,
                               9.125%  07/01/10              5,000           6,006
 SC Piedmont Municipal Power Agency,
  Series 1988,
                         (a)           01/01/13             18,570           7,799
 TN Jackson Water and Sewer Revenue,
  Series 1984,
                              10.375%  07/01/12                910           1,064
 TX Austin Utilities System Revenue,
                               6.750%  05/15/12              3,500           3,881
 TX Austin Utilities System Revenue,
  Series A,
                               7.800%  11/15/12                200             218
 TX Hidalgo County Health Services,
  Mission Hospital Inc., Series A,
                              10.250%  02/01/25              4,785           5,742
 TX Houston Water & Sewer System
  Revenue, Series A,
                               7.125%  12/01/16                850             867
 TX Hurst Euless Bedford
  Independent School District,
  Series 1994,
                               6.500%  08/15/24             13,645          15,265
 TX San Antonio Electric & Gas Revenue,
  Series 1988
                               8.000%  02/01/16                175             187
 TX State Research Laboratory
  Commission Finance Authority,
  Superconducting Super Collider,
  Series 1991,
                               6.950%  12/01/12             10,000          11,625


                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR           VALUE
-----------------------------------------------------------------------------------
OTHER - CONT.
 REFUNDED/ESCROW/SPECIAL OBLIGATION (G) - CONT.
 UT Uintah County Pollution Control,
  Series 1984 F2,
                              10.500%  06/15/14            $ 6,900        $  8,599
 WV States Parkways Economic
  & Tourism Authority, Series 1989,
                               7.125%  07/01/19              1,990           2,172
                                                                          --------
                                                                           243,420
                                                                          --------
----------------------------------------------------------------------------------
OTHER REVENUE - 4.4%
AMUSEMENTS & RECREATION - 0.1%
 MN Mille Lacs Capital Improvement
  Infrastructure, Band of Chippewa,
  Series 1992 A,
                               9.250%  11/01/12              1,445           1,618
 NM Red River Sports Facility, Red
  River Ski Area, Series 1985,
                              12.000%  06/01/07              3,015           3,042
                                                                          --------

 CHEMICALS - 0.1%
 IL Southwestern Illinois Development
  Authority, Sewer Facilities, Monsanto
  Company, Series 1991,
                               7.300%  07/15/15              3,000           3,398
                                                                          --------

 HOTELS/CAMPS/LODGING - 0.1%
 MN Burnsville Commercial Development,
  Holiday Inn Project,
                              10.600%  06/01/06              1,400           1,426
 MN Minneapolis Commercial Development,
  Hometel Associates Limited,
  Series 1988,
                              10.500%  06/01/03              1,500           1,517
                                                                          --------
                                                                             2,943
                                                                          --------

 JUSTICE & PUBLIC ORDER - 1.9%
 NY State Dormitory Authority, Court
  Facilities Lease, City of New York,
  Series 1993 A,
                               5.625%  05/15/13              8,000           7,800
 NY State Urban Development
   Correctional Facility:
      Series A:
                               6.500%  01/01/10             14,595          16,547
                               6.500%  01/01/11              8,500           9,658

                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
     Series 4,
                               5.375%  01/01/23            $10,000         $ 9,250
     Series 1993,
                               5.500%  01/01/15              4,000           3,850
     Series 1993 A,
                               5.500%  01/01/14             12,500          12,266
 TN Franklin Industrial Board,
  Landings Apartment Project,
  Series 1996 B,
                               8.750%  04/01/27              3,600           3,609
                                                                           -------
                                                                            62,980
                                                                           -------

 MANUFACTURING - 0.3%
 CO Mesa County Industrial Development,
  Joy Technologies Inc.,
  Series 1992,
                               8.500%  09/15/06              1,000           1,091
 MN Brooklyn Park,
  TL Systems Corp.,
  Series 1991,
                              10.000%  09/01/16                320             398
 MN Buffalo,
  Von Ruden Manufacturing, Inc.,
  Series 1989,
                              10.500%  09/01/14              1,415           1,579
 OH Cuyahoga County,
  Joy Technologies, Inc.,
  Series 1992,
                               8.750%  09/15/07              1,340           1,477
 PA Bucks County
  Industrial Development,
  Jorgensen Steel,
                               9.000%  06/01/05              4,000           4,060
                                                                            ------
                                                                             8,605
                                                                            ------

 MISCELLANEOUS RETAIL - 0.4%
 DE Sussex County, Economic Development,
  Rehoboth Mall Project,
                               7.250%  10/15/12              4,885           5,398
 PA Bucks County,
  Industrial Development,
  Hechinger Company, Series 1984,
                              11.375%  11/15/04              2,320           2,412
 PA Philadelphia Authority for
  Industrial Development, Hechinger
  Company, Series 1983,
                              11.375%  12/01/04              3,715           3,799


                     Investment Portfolio/November 30, 1996
MUNICIPAL BONDS - CONT.                                    PAR             VALUE
-----------------------------------------------------------------------------------
OTHER REVENUE - CONT.
 MISCELLANEOUS RETAIL - CONT.
 VA Halifax County Industrial
  Development Authority O'Sullivan
  Industries Project, Series 1988,
                               8.250%  10/01/08            $ 1,000         $ 1,077
                                                                           -------
                                                                            12,686
                                                                           -------
 OTHER REVENUE - 0.1%
 MD Baltimore,
  Parck Charles Project,
  Seris 1986,
                               8.000%  01/01/10              1,615           1,708

 PAPER PRODUCTS - 1.4%
 GA Rockdale County Development
  Authority, Solid Waste Disposal,
  Visy Paper, Inc., Series 1993,
                               7.500%  01/01/26             10,100          10,479
 GA Wayne County Development
  Authority, Solid Waste Disposal,
  ITT Royonier Inc.,  Series 1990,
                               8.000%  07/01/15              2,500           2,756
 IA Cedar Rapids,
  Weyerhaeuser Company Project,
                               9.000%  08/01/14              1,000           1,406
 LA De Soto Parish,
  International Paper Company,
  Series A,
                               7.700%  11/01/18              1,250           1,431
 MI State Strategic Fund,
  Blue Water Fiber Project,
  Series 1994,
                               8.000%  01/01/12             16,200          12,130
 MI State Strategic Fund,
  Great Lakes Pulp & Fibre Project,
  Series 1994,
                              10.250%  12/(h)16             28,000          14,280
 WA Walla Walla Public Corp.,
  Ponderosa Fibres Project,
                               9.125%  01/01/26              3,080           2,872
                                                                           -------
                                                                            45,354
                                                                           -------

                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
RESOURCE RECOVERY - 1.0%
 CO-GENERATION - 0.5%
 FL Martin County Industrial
  Development Authority,
  Indiantown Cogeneration Project,
   Series 1994 A,
                               7.875%  12/15/25             $7,500         $ 8,606
 NY Port Authority of New York &
  New Jersey, KIAC Partners,
  Series 1996 IV:
                               6.750%  10/01/11              1,500           1,562
                               6.750%  10/01/19              7,000           7,228
                                                                           -------
                                                                            17,396
                                                                           -------
 MISCELLANEOUS DISPOSAL - 0.2%
 CT State Development Authority,
  Pfizer Inc. Project,
  Series 1994,
                               7.000%  07/01/25              3,000           3,375
 MA Boston Industrial Development
  Finance Authority,
  Jet-A-Way, Inc.,
                              10.500%  01/01/11              1,500           1,674
                                                                           -------
                                                                             5,049
                                                                           -------
 RESOURCE RECOVERY - 0.3%
 VA Fairfax County Economic Development,
  Ogden Martin Systems,
  Series 1987 A,
                               7.750%  02/01/11              4,395           4,758
 WA Spokane Regional Solid Waste
  Management System, Series 1989-A,
                               7.875%  01/01/07              2,500           2,681
 WA Spokane Regional Solid Waste
  Management System, Series 1989-A,
                               7.750%  01/01/11              3,000           3,236
                                                                           -------
                                                                            10,675
                                                                           -------
----------------------------------------------------------------------------------
TAX-BACKED - 9.6%
 GENERAL OBLIGATION - 4.4%
 AK North Slope Borough,
  Series 1996 B,
                         (a)           06/30/07             45,000          26,269
 CT City of Bridgeport,
  Series 1996 A,
                               6.500%  09/01/08              1,435           1,622


                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR           VALUE
-----------------------------------------------------------------------------------
TAX-BACKED - CONT.
 GENERAL OBLIGATION - CONT.
 MA City of Boston, Series 1992 A,
                               6.500%  07/01/12            $ 4,400         $ 4,779
 MA City of Holyoke,
  School Project Loan,
                               7.650%  08/01/09              1,250           1,370
 MA City of Lawrence,
                               4.750%  02/15/14              6,250           5,656
 MA City of Lowell:
                               8.000%  01/15/00              1,105           1,214
                               8.400%  01/15/09              1,000           1,145
 MA General Obligation Bonds,
  Series 1991 C,
                               6.750%  08/01/09              2,865           3,141
 MA State, Series 1991 C,
                               6.750%  08/01/09              1,000           1,096
 MI City of Detroit, Series 1990 B,
                               8.250%  04/01/10              5,000           5,469
 NV State,
  Colorado River Commission,
  Hoover Dam Project, Series 1992,
                               6.600%  10/01/16              5,000           5,431
 NY New York City:
  Series 1995 B,
                               6.950%  08/15/12              4,000           4,545
  Series 1997 A:
                               7.000%  08/01/06              5,000           5,531
                               7.000%  08/01/07              4,725           5,227
 NY New York City General Obligation,
  Series 1991 D:
                               8.000%  08/01/16                 60              69
                               8.000%  08/01/18                 75              86
 NY State,
                               3.000%  03/15/01                405             377
 PR Commonwealth of Puerto Rico,
  Series 1987,
                         (a)           07/01/04             38,380          26,482
 TN Shelby County, General Obligation,
  School, Series 1992 A:
                         (a)           05/01/10              7,065           3,321
                         (a)           05/01/13              2,500             947
 TN Shelby County, Public Improvement,
  Series 1992 A:
                         (a)           05/01/10             15,750           7,422


                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------

                         (a)           05/01/11            $10,000        $  4,375
                         (a)           05/01/12             15,130           6,165
                         (a)           05/01/13              5,000           1,894
 TX Harris County,
  Series 1996:
                         (a)           10/01/14              9,630           3,563
                         (a)           10/01/17              9,630           2,985
 TX State,
  Veterans Land,
  Series 1989,
                               7.625%  12/01/13              5,375           5,872
 WA State,
  Series 1992 A,
                               6.250%  02/01/11              6,400           7,032
                                                                          --------
                                                                           143,085
                                                                          --------

 SALES & EXCISE TAX - 2.6%
 CA Los Angeles County
  Transportation Authority,
  Series 1993 A,
                               5.000%  07/01/21             42,555          39,470
 CA Riverside County
  Transportation Commission,
  Series A,
                               6.500%  06/01/09              6,500           7,215
 IL Development Finance Authority,
  City of Marion Project,
  Series 1991,
                               9.625%  09/15/21              5,705           5,897
 IL Metropolitan Pier & Exposition
  Authority:
     McCormick Place Expansion
     Project, Series 1992 A,
                         (a)           06/15/11             20,000           8,975
     Series 1996 A:
                         (a)           12/15/14             16,660           6,081
                         (a)           12/15/22             37,550           8,543

 IL State, Series S,
                               5.000%  06/15/09              6,000           5,910
 IL State Sales Tax,
  Series N,
                               6.900%  06/15/09              1,000           1,102
                                                                          --------
                                                                            83,193
                                                                          --------

                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                     PAR            VALUE
-----------------------------------------------------------------------------------
TAX-BACKED - CONT.
 TAX ALLOCATION - 2.6%
 CA San Jose Redevelopment
  Agency, Merged Area Redevelopment
  Project, Series 1993,
                               5.000%  08/01/21            $30,000         $28,013
 NY State Local Government
 Assistance Corp.:
  Series D,
                               5.000%  04/01/23             26,425          24,377
  Series 1993 C,
                               5.500%  04/01/17             13,475          13,677
  Series 1996 A:
                               5.125%  04/01/10(i)           9,000           8,955
                               5.125%  04/01/11(i)          10,000           9,900
                                                                           -------
                                                                            84,922
                                                                           -------
----------------------------------------------------------------------------------
TRANSPORTATION - 9.1%
 Air Transportation - 0.1%
 IN Indianapolis Airport Authority,
  Federal Express Project,
                               7.100%  01/15/17              2,000           2,170
 TN Memphis-Shelby County, Airport
  Authority Special Facilities, Express
  Airlines I, Inc., Series 1986,
                              10.000%  12/01/16                750             761
                                                                           -------
                                                                             2,931
                                                                           -------
 AIRPORT - 4.4%
 CA Los Angeles Regional Airport
  Improvement Corp., Los Angeles
  International Airport,
                               6.800%  01/01/27              1,400           1,440
 CO Denver City & County Airport:
  Series C,
                               6.500%  11/15/12             10,625          12,006
  Series D,
                               7.750%  11/15/23(j)          25,000          28,406
  Series 1991 A,
                               8.750%  11/15/23              5,485           6,534
  Series 1992 A,
                               7.250%  11/15/23              6,375           7,140
  Series 1992 B,
                               7.250%  11/15/23              5,500           5,988
  Stapleton International Airport,
  Series 1990 A,
                               8.500%  11/15/23              5,000           5,769


                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
 FL Hillsborough County Aviation Authority,
  Tampa International Airport,
  Series A,
                               6.900%  10/01/11            $ 1,500        $  1,618
 HI State, Airport System Revenue:
  Series 1991,
                               6.900%  07/01/12              4,250           4,957
  Series 2,
                               7.000%  07/01/18             14,770          16,099
 IL Chicago, O'Hare Internatinal Airport:
  Series A,
                               5.000%  01/01/16             15,000          14,081
  Series 1994 A,
                               6.375%  01/01/12              4,980           5,372
 IN Transportation Finance
  Authority, Series A,
                               6.750%  11/01/11              2,000           2,128
 TX Dallas-Fort Worth Regional
  Airport, Series A,
                               7.375%  11/01/11              6,000           7,028
 VA Capital Region Airport
  Commission, Series B,
                               8.125%  07/01/14             17,200          21,242
 VA Metropolitan Washington D.C.
  Airports Authority,
  Series 1990 A,
                               7.600%  10/01/14              3,400           3,744
                                                                          --------
                                                                           143,552
                                                                          --------

 TRANSPORTATION - 2.5%
 NJ State Transportation Trust Fund
  Authority, Series B,
                               7.000%  06/15/12             47,000          55,989
 NY Metropolitan Transportation
  Authority, Transit Facilities,
  Series 5,
                               6.900%  07/01/06              3,015           3,256
 NY Port Authority of New York &
  New Jersey, Series 83,
                               6.375%  10/15/17              3,500           3,754
 PA Erie-Western Port Authority,
  Series 1990,
                               8.625%  06/15/10              1,850           2,063
 SC State Ports Authority,
  Series 1991,
                               6.750%  07/01/21             13,250          14,244


                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR           VALUE
-----------------------------------------------------------------------------------
TRANSPORTATION - CONT.
 TRANSPORTATION - CONT.
 WA Port of Seattle, Series 1990 B,
                               7.700%  12/01/11            $ 3,000         $ 3,341
                                                                           -------
                                                                            82,647
                                                                           -------

 TURNPIKE/TOLLROAD/BRIDGE - 2.1%
 CA Foothill Eastern Transportation
  Corridor Agency:
   Series 1995 A:
                               (a)     01/01/20             19,915           4,854
                               (a)     01/01/27              6,555           1,024
                               (a)     01/01/28             23,540           3,443
                               (a)     01/01/30             33,550           4,320
   State Toll Road,
   Senior Lien, Series A,
                         (a)           01/01/29              3,085             424
 FL State Mid-Bay Bridge Authority,
  Series A,
                               6.875%  10/01/22              2,000           2,355
 MA State Turnpike Authority,
  Series A,
                               5.000%  01/01/20             15,765          14,661
 NJ State Turnpike Authority,
  Series 1991 C,
                               6.500%  01/01/16              7,000           8,033
 NY State Thruway Authority Service
  Contract, Local Highway,
                               5.250%  04/01/13             18,405          17,439
 NY Triborough Bridge & Tunnel
  Authority, Series L,
                               8.000%  01/01/07                300             318
 TX Harris County, Series 1991,
                               6.750%  08/01/14             10,000          10,887
                                                                           -------
                                                                            67,758
                                                                           -------
----------------------------------------------------------------------------------
UTILITY - 26.5%
 INDIVIDUAL POWER PRODUCER - 0.3%
 PA Economic Development Finance
  Authority, Colver Project, Series D,
                               7.150%  12/01/18             10,000          10,488
                                                                           -------
 INVESTOR OWNED - 7.8%
 AZ Pima County Industrial
  Development Authority, Tucson
  Electric Power Co., Series 1988 A,
                               7.250%  07/15/10             11,675          12,974


                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
 CA California Pollution Control
  Financing Authority, Pacific Gas
  & Electric Co., Series 1992 A,
                               6.625%  06/01/09            $ 5,350         $ 5,751
 DE State Economic Development
  Authority, Delmarva Power &
  Light Co., Series 1990 A,
                               7.600%  03/01/20              5,000           5,500
 FL Pinellas County,
  Florida Power Corp.,
                               7.200%  12/01/14              1,000           1,098
 HI State Department Budget and Finance,
  RIB (variable rate),
  Series 1993 B,
                               7.091%  12/15/23             10,000           9,350
 IL Development Financial Authority:
  Central Illinois Public Service Co.:
   Series A,
                               7.600%  03/01/14                750             826
    Series B,
                               7.600%  09/01/13                750             826
  Commonwealth Edison Co. Project,
   Series D,
                               6.750%  03/01/15              3,400           3,753
  Pollution Control, Series 1991,
                               7.250%  06/01/11              5,625           6,047
 IN Mt. Vernon,
  Sothern Indiana Gas & Electric Co.,
  Series 1984 A,
                               7.250%  03/01/14              4,500           4,933
 IN Petersburg,
  Indiana Power & Light Co.,
  Series B,
                               5.400%  08/01/17              5,000           4,863
 IN Sullivan Pollution Control, Merom
  Station Project, Series 1991,
                               7.100%  04/01/19             10,000          10,763
 KY Jefferson County Pollution Control
  Revenue, Louisville Gas & Electric Co.,
  Series A,
                               7.450%  06/15/15                750             821
 KY Trimble County,
  Louisville Gas & Electric Co.,
  Series 1990 A,
                               7.625%  11/01/20              7,555           8,386

                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                          PAR          VALUE
-----------------------------------------------------------------------------------
UTILITY - CONT.
 INVESTOR OWNED - CONT.
 LA De Soto Parish,
  Southwestern Electric Power Co.,
  Series 1992,
                               7.600%  01/01/19            $ 6,000         $ 6,878
 MI Monroe County,
  Detroit Edison Co. Fermi 2 Project:
    Series CC,
                               7.500%  12/01/19              6,565           7,262
    Series 1990 I,
                               7.650%  09/01/20              8,000           8,910
 MI St. Clair County Economic
  Development Corp.,
  Detroit Edison Co., Series 1933 AA,
                               6.400%  08/01/24              7,000           7,656
 MS Claiborne County Pollution Control,
  Middle South Energy, Inc.,
  Series 1984 C,
                               9.875%  12/01/14              1,250           1,391
 MT Forsyth, The Washington Power
  Co., Series 1989,
                               7.125%  12/01/13              8,000           8,700
 NV Clark County Industrial
  Development, Nevada Power Co.:
    Series 1990,
                               7.800%  06/01/20              4,250           4,781
 NV Clark County, Series 1992 A,
                               6.700%  06/01/22             25,895          27,675
 NV Humboldt County Pollution Control
  Revenue, Idaho Power Co. Project,
                               8.300%  12/20/14              1,875           2,229
 NY State Energy Research & Development
  Authority:
  Brooklyn Union Gas Co., Series 1993 A,
   RIB (variable rate),
                               8.822%  04/01/20             13,000          14,755
  Consolidated Edison Co.:
                               7.500%  01/01/26              4,250           4,632
     Series 1989 C,
                               7.250%  11/01/24              7,000           7,376
     Series 1991 A,
                               7.500%  01/01/26              4,000           4,335
     Series 1992 A,
                               6.750%  01/15/27              4,265           4,585
     Series 1993 B,
                               5.250%  08/15/20             23,500          22,501

                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
  OH State Air Quality Development Authority:
   The Cleveland Electric Illuminating Co.,
   Series 1992,
                               8.000%  12/01/13            $ 6,545        $  7,690
   Ohio Power Co. Project,
   Series B,
                               7.400%  08/01/09                450             479
  OK Muskogee, Oklahoma Gas &
   Electric Project, Series A,
                               7.000%  03/01/17              1,300           1,332
  TX Brazos River Authority:
   Collateralized Pollution Control Bonds,
   Texas Utilities Electric Co., Series 1989 C,
                               8.250%  01/01/19             13,000          13,975
   Houston Light & Power Co.,
      Series A:
                               6.700%  03/01/17             13,015          14,300
                               7.625%  05/01/19                900             979
  TX Sabine River Authority,
   Sothwestern Electric Power Co.,
   Series 1996,
                               6.100%  04/01/18              4,375           4,594
  WV Mason County Pollution Control,
   Applachian Power Co., Series G,
                               7.400%  01/01/14                400             434
                                                                          --------
                                                                           253,340
                                                                          --------

  JOINT POWER AUTHORITY - 7.2%
  CA Southern California Public Power
   Authority, Palo Verde Power Project,
   Sub-Series 1993,
                               5.350%  07/01/12             14,200          13,863
  FL State Municipal Power Agency,
   Series 1993,
                               5.100%  10/01/25 (j)         38,150          35,575
  GA Burke County Development Authority,
   Oglethorpe Power Corp.,
   Series 1992,
                               8.000%  01/01/22             11,000          13,118
  GA Municipal Electric Authority Power:
   Series O,
                               7.400%  01/01/01              1,675           1,757
   Series Z,
                               5.500%  01/01/20             24,000          24,360
   Series 1993 C,
                               5.700%  01/01/19             20,000          20,800


                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                          PAR          VALUE
-----------------------------------------------------------------------------------
UTILITY - CONT.
  JOINT POWER AUTHORITY - CONT.
  MA State Municipal Wholesale
   Electric Co., Series 1994 A,
   RIB (variable rate),
                                6.552%  07/01/16           $22,900        $ 20,009
  MN Southern Minnesota Municipal Power
   Agency, Series A,
                                5.000%  01/01/16             6,000           5,602
  SC Piedmont Municipal Power Agency:
   Electric System, Series 1986 A,
                                7.250%  01/01/22             2,000           2,032
   Series 1988,
                          (a)           01/01/13            25,885          10,645
   Series 1993,
                                5.375%  01/01/25             9,055           9,045
  TX State Municipal Power Agency:
                                5.000%  09/01/11            17,675          17,034
     Series 1993:
                                (a)     09/01/13            12,440           4,945
                                (a)     09/01/14            33,885          12,749
                                (a)     09/01/16             9,250           3,087
                                (a)     09/01/17            15,000           4,744
  UT Intermountain Power Agency:
   Series 1993 B,
                                5.550%  07/01/11            19,000          19,119
   State Power Supply,
   Series B,
                                7.625%  07/01/08               100             106
  WA State,
   Public Power Supply System Nuclear
   Project No. 3, Series 1993 C,
                                5.400%  07/01/12            14,000          13,720
                                                                          --------
                                                                           232,310
                                                                          --------

  MUNICIPAL ELECTRIC - 5.3%
  AZ Salt River Project, Agricultural
   Improvement & Power District
   Electric System, Series A,
                                6.625%  01/01/12             1,500           1,598
  FL Lakeland,
   Series 1996 B,
                                6.000%  10/01/11             5,000           5,456
  FL Orlando Utilities Commission:
   RIB, (variable rate), Series 1993 B,
                                7.434%  10/06/13             5,000           5,081


                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
   Series A,
                                5.000%  10/01/20           $15,000        $ 13,969
   Series 1989 D,
                                5.000%  10/01/23             6,200           5,735
   Series 1993 A,
                                5.250%  10/01/23            11,525          11,006
  HI State Department of Budget & Finance,
   Hawaiian Electric Co.,
   Series 1990 C,
                                7.375%  12/01/20             5,965           6,584
  NJ Cape May County Industrial Pollution
   Control Financing Authority,
   Atlantic City Electric Co., Series 1994 A,
                                7.200%  11/01/29             5,000           5,737
  SC State Public Service Authority:
                                5.125%  01/01/32            27,150          25,148
   Series C:
                                5.000%  01/01/18            10,000           9,363
                                5.125%  01/01/21            23,300          22,106
   Series 1993 C,
                                5.000%  01/01/25            10,000           9,125
  SD Heartland Consumers Power District,
   Series 1992,
                                6.000%  01/01/12             3,650           3,928
  TN Metropolitan Government, Nashville
   & Davidson Counties,
   Series 1996 A:
                                (a)     05/15/09             8,500           4,409
                                (a)     05/15/10             3,300           1,605
                                (a)     05/15/11             2,125             972
  TX San Antonio:
   Series 1989 B,
                                5.000%  02/01/16            10,000           9,350
   Series 1992,
                                5.000%  02/01/17             9,000           8,404
  WA Chelan County Public Utilities
   District Number 001 Consolidate,
   Series 1989 A Division I,
                                7.750%  07/01/21             4,500           4,894
  WA Tacoma Electric System,
   RIB (variable rate),
   Series 1991 C,
                                8.942%  01/02/15            10,000          11,363
  WI Public Power, Inc.,
   Series 1993 B,
                                5.440%  07/01/14             5,400           5,265
                                                                          --------
                                                                           171,098
                                                                          --------


                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                          PAR          VALUE
-----------------------------------------------------------------------------------
UTILITY - CONT.
  WATER & SEWER - 5.9%
  CA Los Angeles Wastewater Systems,
   Series 1993 D,
                                5.200%  11/01/21           $10,000         $ 9,538
  FL Hillsborough County,
   Series 1991 A,
                                7.000%  08/01/14             5,000           5,513
  FL Reedy Creek Improvement District,
   Series 1994 1,
                                5.000%  10/01/19            23,190          21,654
  ID State Water Resource Board,
   Boise Water Corp.,  Series 1991,
                                7.250%  12/01/21             6,000           6,488
  LA Public Facility Belmont Water
   Authority
                                9.000%  03/15/24 (e)         1,460           1,528
  MA State Water Resources Authority:
   Series B,
                                5.000%  03/01/22            21,200          19,822
   Series C,
                                4.750%  12/01/23            15,680          13,602
  MS V Lakes Utility District,
                                8.250%  07/15/24               760             784
  NJ State Economic Development Authority,
   American Water Co., Series 1994 A,
                                6.875%  11/01/34             5,000           5,544
  NY New York City Municipal Water
   Finance Authority,
   Series 1994 F,
                                5.500%  06/15/15                10              10
  NY State Environmental Facilities
   Corp.:
      Pollution Control, New York
      Municipal Water Finance Authority,
                                5.750%  06/15/12            19,260          20,319
      Series E,
                                6.875%  06/15/10            15,000          16,556
  NY Suffolk County Water Authority,
                                7.375%  06/01/12                20              21
  PA Philadelphia,
   Water & Waste Water Revenue,
   Series 1993,
                                5.000%  06/15/16            15,000          14,081
  TN Jackson Water and Sewer Revenue,
   Series 1984,
                               10.375%  07/01/12             1,090           1,263


                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
  TX Houston Water & Sewer System
  Revenue:
                                5.000%  12/01/18           $24,755      $   23,486
   Series B,
                                6.750%  12/01/08             2,155           2,354
   Series C,
                          (a)           12/01/12            38,000          15,913
  TX State Coastal Industrial
   Water Authority,
   Bayport Water System, Series 1978,
                                7.000%  12/15/03             2,200           2,200
  VA Roanoke County,
   Water System Revenue,
   Series 1993,
                                5.000%  07/01/21            10,000           9,350
                                                                        ----------
                                                                           190,026
                                                                        ----------

TOTAL MUNICIPAL BONDS  (cost of $3,005,565)(k)                           3,159,361
                                                                        ----------

SHORT-TERM OBLIGATIONS - 1.9%
--------------------------------------------------------------------------------
  VARIABLE RATE DEMAND NOTES (l)
  CA Irvine Ranch Water District,
                                3.900%  01/01/21             8,800           8,800
  FL Pinellas County Health Facilities
   Authority,
   Series 1985,
                                4.000%  12/01/15             2,900           2,900
  IL State Educational Facilities Authority,
                                3.600%  12/01/25             4,500           4,500
  MI Monroe County Economic Development
   Corp., Detroit Edison Co.,
   Series CC,
                                4.050%  10/01/24             2,600           2,600
  MS Perry County,
   Leaf River Forest Project,
                                4.000%  03/01/02               700             700
  NC Craven County Industrial Facilities &
   Pollution Control Financing Authority,
   John Hancock Resource Recovery, Inc.,
                                4.200%  05/01/11             3,100           3,100
  NM Farmington,
   Arizona Public Service Co.,
   Four Corners Project, Series 1994 B,
                                4.000%  09/01/24             7,000           7,000
  NY New York City,
   Series 1994 B4,
                                4.250%  08/15/21             4,300           4,300


                     Investment Portfolio/November 30, 1996
-----------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - CONT.                                   PAR          VALUE
-----------------------------------------------------------------------------------
  VARIABLE RATE DEMAND NOTES (l) - CONT.
  NY Niagara Mohawk Series 1985 A,
                                4.250%  07/01/15           $19,200      $   19,200
                               -----   -- -- --             ------          ------
  NY State, Series 1994 A4,
                                4.000%  08/01/21             6,000           6,000
  WI State Health Facilities Authority,
   Fransican Health Care, Series A1,
                                3.550%  01/01/16             2,000           2,000
                                                                         ---------
TOTAL SHORT-TERM OBLIGATIONS                                                61,100
                                                                         ---------

OTHER ASSETS & LIABILITIES, NET - 0.8%                                      25,079
----------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                     $3,245,540
                                                                        ----------

----------

NOTES TO INVESTMENT PORTFOLIO:
----------------------------------------------------------------------------------
  (a) Zero coupon bond.
  (b) This issuer is in default of certain debt covenants. Income is not being accrued.
  (c) Represents fair value as determined in good faith under the direction of the Trustees.
  (d) This is a restricted security which was acquired on April 2, 1990 at a cost of $320. This security represents 0.0% of the Fund's net assets at November 30, 1996.
  (e) Securities exempt from registration under rule 144-A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 1996, the value of these securities amounted to $72,430 or 2.2% of net assets.
  (f) Accrued interest accumulates in the value of the security and is payable at redemption.
  (g) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.
  (h) Subsequent to November 30, 1996, this issuer is in default of certain debt covenants. Income is not being accrued.
  (i) This security has been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement date.
  (j) These securities, or a portion thereof, are being used to collateralize the delayed delivery purchase indicated in note (i) above.
  (k) Cost for federal income tax purposes is $3,007,136.
  (l) Variable rate demand notes are considered short-term obligations.
       Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 1996.

                    Acronym                   Name
                    -------                   ----
                     RIB             Residual Interest Bond

                        STATEMENT OF ASSETS & LIABILITIES
                                NOVEMBER 30, 1996

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $3,005,565)                          $3,159,361
Short-term obligations                                              61,100
                                                                ----------
                                                                 3,220,461

Cash                                               $   140
Receivable for:
  Interest                                          61,579
  Investments sold                                  12,299
  Fund shares sold                                     538
Other                                                   78          74,634
                                                   -------      ----------
    Total Assets                                                 3,295,095

LIABILITIES
Payable for:
  Investments purchased                             30,125
  Distributions                                     14,603
  Fund shares repurchased                            4,444
Accrued:
  Transfer Agent fees                                  150
  Deferred Trustees fees                                26
Other                                                  207
                                                   -------
    Total Liabilities                                               49,555
                                                                ----------

NET ASSETS                                                      $3,245,540
                                                                ==========

Net asset value & redemption price per share -
Class A ($2,818,289/207,923)                                    $    13.55
                                                                ==========
Maximum offering price per share - Class A
($13.55/0.9525)                                                 $    14.23(a)
                                                                ==========
Net asset value & offering price per share -
Class B ($427,251/31,521)                                       $    13.55(b)
                                                                ==========

COMPOSITION OF NET ASSETS
Capital paid in                                                 $3,141,005
Undistributed net investment income                                  2,545
Accumulated net realized loss                                      (51,806)
Net unrealized appreciation                                        153,796
                                                                ----------
                                                                $3,245,540
                                                                ==========

----------

(a)  On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 1996

(in thousands)
INVESTMENT INCOME
Interest                                                          $221,277

EXPENSES
Management fee                                     $17,385
Service fee                                          8,365
Distribution fee - Class B                           3,317
Transfer agent                                       5,532
Bookkeeping fee                                        763
Registration fee                                        68
Custodian fee                                           42
Audit fee                                               73
Trustees fee                                           180
Reports to shareholders                                 83
Legal fee                                              398
Other                                                  233
                                                   -------
   Total operating expenses                         36,439
Interest expense                                       (a)          36,439
                                                   -------        --------
       Net Investment Income                                       184,838
                                                                  --------


NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments                                       45,233
  Closed futures contracts                          (8,970)
                                                   -------
    Net Realized Gain                                               36,263
Net unrealized appreciation (depreciation)
  during the period on:
  Investments                                      (88,314)
  Open futures contracts                             6,020
                                                   -------
    Net Unrealized Loss                                            (82,294)
                                                                  --------
       Net Loss                                                    (46,031)
                                                                  --------
Net Increase in Net Assets from Operations                        $138,807
                                                                  ========

----------

(a)  Rounds to less than one.



See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

(in thousands)                                    Year Ended  November 30
                                                ---------------------------
INCREASE (DECREASE) IN NET ASSETS                    1996           1995
Operations:
Net investment income                           $  184,838      $  201,105
Net realized gain (loss)                            36,263         (17,179)
Net unrealized appreciation (depreciation)         (82,294)        423,407
                                                ----------      ----------
    Net Increase from Operations                   138,807         607,333
Distributions:
From net investment income - Class A              (164,142)       (177,765)
From net investment income - Class B               (21,619)        (23,492)
                                                ----------      ----------
                                                   (46,954)        406,076
                                                ----------      ----------
Fund Share Transactions :
Receipts for shares sold - Class A                 420,494         395,136
Receipts for shares issued in the acquisition
of Liberty Financial Tax-Free Bond Fund                 --         224,575
Value of distributions reinvested - Class A         91,754          98,351
Cost of shares repurchased - Class A              (764,164)       (817,386)
                                                ----------      ----------
                                                  (251,916)        (99,324)
                                                ----------      ----------
Receipts for shares sold - Class B                  22,446          34,958
Value of distributions reinvested - Class B         11,854          13,028
Cost of shares repurchased - Class B               (69,907)        (72,909)
                                                ----------      ----------
                                                   (35,607)        (24,923)
                                                ----------      ----------
Net Decrease from Fund Share
  Transactions                                    (287,523)       (124,247)
                                                ----------      ----------
        Total Increase (Decrease)                 (334,477)        281,829

NET ASSETS
Beginning of period                              3,580,017       3,298,188
                                                ----------      ----------
End of period (including undistributed
  net investment income of
  $2,545 and $2,504, respectively.)             $3,245,540      $3,580,017
                                                ----------      ----------

NUMBER OF FUND SHARES
Sold - Class A                                      31,534          30,093
Issued in the acquisition of Liberty
Financial Tax-Free Bond Fund                            --          17,000
Issued for distributions reinvested - Class A        6,835           7,510
Repurchased - Class A                              (57,191)        (62,434)
                                                ----------      ----------
                                                   (18,822)         (7,831)
                                                ----------      ----------
Sold - Class B                                       1,673           2,673
Issued for distributions reinvested - Class B          883             996
Repurchased - Class B                               (5,231)         (5,573)
                                                ----------      ----------
                                                    (2,675)         (1,904)
                                                ----------      ----------

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS

                                NOVEMBER 30, 1996
NOTE 1. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: Colonial Tax-Exempt Fund (the Fund), a series of Colonial Trust IV, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

                 Notes to Financial Statements/November 30, 1996
--------------------------------------------------------------------------------
NOTE 1. ACCOUNTING POLICIES - CON'T
--------------------------------------------------------------------------------
DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.


NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the
investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro rata portion of the combined average net assets of the Fund, Colonial Tax-Exempt Insured Fund and
Colonial High Yield Municipal Fund as follows:

       Average Net Assets              Annual Fee Rate
       ------------------              ---------------
       First $1 billion                    0.60%
       Next $2 billion                     0.55%
       Next $1 billion                     0.50%
       Over $4 billion                     0.45%


Effective July 1, 1995 the management fee applicable to the Fund was reduced by 0.05% annually of the average net assets of the Fund between $2 billion and $3 billion.

                 Notes to Financial Statements/November 30, 1996
--------------------------------------------------------------------------------
NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
--------------------------------------------------------------------------------

In addition, a further reduction was made on the net assets between $2 billion and $3 billion based on the following schedule:
                                           Cumulative Annualized
       Effective Date                             Reduction
       --------------                      ---------------------
       January 1, 1996                             0.01%
       April 1, 1996                               0.02%
       July 1, 1996                                0.03%
       October 1, 1996                             0.04%


BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus a percentage of the Fund's average net assets as follows:

       Average Net Assets                   Annual Fee Rate
       ------------------                   ---------------
       First $50 million                       No charge
       Next $950 million                         0.035%
       Next $1 billion                           0.025%
       Next $1 billion                           0.015%
       Over $3 billion                           0.001%


TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.14% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the year ended November 30, 1996, the Fund has been advised that the Distributor retained net underwriting discounts of $218,447 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $1,201,109 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

                 Notes to Financial Statements/November 30, 1996
--------------------------------------------------------------------------------
OTHER - CONT.
The Fund has an agreement with its custodian bank under which $111,000 of custodian fees have been reduced by balance credits applied during the period ended November 30, 1996. Custodian fees reported in the Statement of Operations include these credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

NOTE 3.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the year ended November 30, 1996, purchases and sales of investments, other than short-term obligations, were $1,356,942,287 and $1,678,731,339, respectively.


Unrealized appreciation (depreciation) at November 30, 1996, based on cost of investments for federal income tax purposes was approximately:

Gross unrealized appreciation               $202,895,000
Gross unrealized depreciation                (50,670,000)
                                            ------------
    Net unrealized appreciation             $152,225,000
                                            ------------


CAPITAL LOSS CARRYFORWARDS: At November 30, 1996, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                Year of                Capital loss
              expiration               carryforward
              ----------               ------------
                 2002                   $28,967,000
                 2003                     4,478,000
                                        -----------
                                        $33,445,000
                                        -----------


Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: The Fund has greater than 10% of its net assets at November 30, 1996 invested in New York.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

                 Notes to Financial Statements/November 30, 1996
--------------------------------------------------------------------------------
NOTE 3.  PORTFOLIO INFORMATION - CON'T
--------------------------------------------------------------------------------
Other - Con't.
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 4. LINE OF CREDIT
--------------------------------------------------------------------------------
The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%.

The average daily loan balance for the year ended November 30, 1996 was $13,661, at a weighted average interest rate of 5.625%. The maximum loan outstanding during the period was $4,000,000.

NOTE 5.  MERGER INFORMATION
--------------------------------------------------------------------------------
On March 24, 1995 Liberty Financial Tax-Free Bond Fund(LFTFBF) was merged into the Fund by a non-taxable exchange of 17,000,007 Class A shares of the Fund (valued at $224,575,100) for 21,866,611 of LFTFBF shares then outstanding. The assets of LFTFBF acquired included unrealized appreciation of $7,546,857. The aggregate net assets of the Fund and LFTFBF immediately after the merger were $3,663,697,413.


                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:



                                                        Year ended November 30
                                             -----------------------------------------------
                                                     1996                      1995
                                             Class A      Class B      Class A       Class B
                                             -------      -------      -------       -------
Net asset value -
   Beginning of period                       $13.720      $13.720      $12.180       $12.180
                                             -------      -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.756        0.656        0.771         0.673
Net realized and
unrealized gain (loss)                        (0.171)      (0.171)       1.535         1.535
                                             -------      -------      -------       -------
   Total from Investment
     Operations                                0.585        0.485        2.306         2.208
                                             -------      -------      -------       -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
   income                                     (0.755)      (0.655)      (0.766)       (0.668)
                                             -------      -------      -------       -------
Net asset value -
   End of period                             $13.550      $13.550      $13.720       $13.720
                                             -------      -------      -------       -------
Total return (a)                                4.47%        3.70%       19.35%        18.47%
                                             -------      -------      -------       -------

RATIOS TO AVERAGE NET ASSETS
Expenses                                        0.99%(b)     1.74%(b)     1.01%(b)      1.76%(b)
Interest expense                                ----         ----         ----         ----
Net investment income                           5.61%(b)     4.86%(b)     5.82%(b)      5.07%(b)
Portfolio turnover                                40%          40%          41%           41%
Net assets at end
of period (in millions)                      $ 2,818      $   427      $ 3,111       $   469


(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(b) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

                          FINANCIAL HIGHLIGHTS - CONT.


Selected data for a share of each class outstanding throughout each period are as follows:


                                                     Year ended November 30
                                            --------------------------------------------
                                                   1994                     1993
                                            Class A     Class B     Class A      Class B
                                            -------     -------     -------      -------
Net asset value -
   Beginning of period                      $13.920     $13.920     $13.480      $13.480
                                            -------     -------     -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.795       0.695       0.842        0.740
Net realized and
unrealized gain (loss)                       (1.744)     (1.744)      0.451        0.451
                                            -------     -------     -------      -------
   Total from Investment
      Operations                             (0.949)     (1.049)      1.293        1.191
                                            -------     -------     -------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
    income                                   (0.791)     (0.691)     (0.853)      (0.751)
                                            -------     -------     -------      -------
Net asset value -
   End of period                            $12.180     $12.180     $13.920      $13.920
                                            -------     -------     -------      -------
Total return (b)                              (7.08%)     (7.78%)      9.80%        9.00%
                                            -------     -------     -------      -------


RATIOS TO AVERAGE NET ASSETS
Expenses                                       1.01%       1.76%       1.02%        1.77%
Net investment income                          6.00%       5.25%       6.06%        5.31%
Portfolio turnover                               56%         56%         28%          28%
Net assets at end
of period (in millions)                     $ 2,858     $   440     $ 3,357      $   430


(a) Class B shares were initially offered on May 5, 1992. Per share amounts reflect activity from that date.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d)  Annualized.



                          FINANCIAL HIGHLIGHTS - CONT.


                               Year ended November 30
                            --------------------------
                                      1992
                            Class A         Class B(a)

                            -------         ----------
                            $13.190          $13.230
                            -------          -------

                              0.913            0.462
                            -------          -------

                              0.277            0.248
                            -------          -------

                              1.190            0.710
                            -------          -------


                             (0.900)          (0.460)
                            -------          -------

                            $13.480          $13.480
                            -------          -------
                               9.29%            9.29%(c)
                            -------          -------


                               1.05%            1.80%(d)
                               6.81%            6.06%(d)
                                 14%              14%

                            $ 2,899          $   137


--------------------------------------------------------------------------------
Federal income tax information (unaudited)
All of the income distributions will be treated as exempt income for federal income tax purposes.


                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF COLONIAL TRUST IV AND SHAREHOLDERS OF
     COLONIAL TAX-EXEMPT FUND

     In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Tax-Exempt Fund (a series of Colonial Trust IV) at November 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1996 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
Boston, Massachusetts
January 10, 1997

                             HOW TO REACH COLONIAL
                              BY PHONE OR BY MAIL

BY TELEPHONE

Colonial Customer Connection - 1-800-345-6611

For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends, and capital gains information ...........    press 1

For account information .............................................    press 2

To speak to a Colonial representative ...............................    press 3

For yield and total return information ..............................    press 4

For duplicate statements or new supply of checks ....................    press 5

To order duplicate tax forms and year-end statements ................    press 6
(February through May)

To review your options at any time during your call .................    press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

Colonial Telephone Transaction Department - 1-800-422-3737

To purchase, exchange, or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

Literature - 1-800-426-3750

To request literature on any Colonial fund, call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

By Mail

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722

                           SHAREHOLDER COMMUNICATIONS
                              TO KEEP YOU INFORMED

To make recordkeeping easy and keep you up-to-date on the performance of your investments, you can expect to receive the following information about your Colonial account:

TRANSACTION CONFIRMATIONS: Each time you make a purchase, sale, or exchange, you receive a confirmation statement within just a few days.

QUARTERLY STATEMENTS: Every three months, if any transactions are made that affect your share balance, this statement reports on your account activity during the quarter (including any reinvestment of dividends). This statement also provides year-to-date information.

COLONIAL SHAREHOLDER NEWS: Mailed with your quarterly account statements, this newsletter highlights timely investment strategies, portfolio manager commentary, and shareholder service updates.

TAX FORMS AND YEAR-END TAX GUIDE: Easy-to-use forms and timely information are designed to make tax reporting simpler. (Usually mailed in January.)

AVERAGE COST BASIS STATEMENTS: If you sold or exchanged shares during the year, this statement may help you calculate your gain/loss for tax purposes. (Usually mailed in February.)

                    IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Tax-Exempt Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


Colonial Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Colonial at 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

[LOGO: COLONIAL MUTUAL FUNDS]


Mutual Funds for
Planned Portfolios

                                    TRUSTEES

ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation


        COLONIAL INVESTMENT SERVICES, INC., Distributor [copy right] 1997
                One of the Liberty Financial Companies (NYSE:L)
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750
                            TE-02/106D-1296 M (1/97)